Share Capital - Additional Information (Details) $ / shares in Units, $ in Thousands	1 Months Ended							12 Months Ended
	Jul. 31, 2021 USD ($) $ / shares shares	Jul. 31, 2021 € / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Oct. 31, 2020 $ / shares shares	Jun. 30, 2020 USD ($) shares	Feb. 29, 2020 USD ($) shares	Oct. 31, 2019 $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 € / shares $ / shares shares	Dec. 31, 2019 USD ($)	Dec. 31, 2020 € / shares shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued and sold | shares						164,269
Cash proceeds from issue of ordinary shares			$ 1,990			$ 500
Payments for share issue costs								$ 35,910	$ 3,427		$ 6,235
Number of share warrants exercised | shares					115,000				115,000
Increase share capital in exercise of warrants					$ 124
Number of warrants issued | shares				985,610					250,000
Warrants exercise price per share | (per share)	$ 3.65	€ 3.01		$ 3.04						€ 3.01
Share issuance costs capitalized									$ 55
Par value per share | (per share)			$ 0.002					$ 0	$ 0.002	€ 0.002		€ 0.002
Number of shares authorized | shares			35,000,000						35,000,000	35,000,000		35,000,000
Investor
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued and sold | shares			985,610						985,610	985,610		985,610
Cash proceeds from issue of ordinary shares			$ 3,000						$ 3,000
Warrants exercise price per share | $ / shares							$ 3.04
Initial Public Offering
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued and sold | shares	5,250,000	5,250,000
Cash proceeds from issue of ordinary shares	$ 42,000
Payments for share issue costs	$ 6,090